Lease - Incremental borrowing rates (Details)	Jun. 30, 2024	Jun. 30, 2023
Minimum | South Africa
Leases
Incremental borrowing rates for leases	11.09%	9.33%
Minimum | North America
Leases
Incremental borrowing rates for leases	7.86%	6.33%
Minimum | Eurasia
Leases
Incremental borrowing rates for leases	3.35%	2.33%
Maximum | South Africa
Leases
Incremental borrowing rates for leases	15.59%	16.91%
Maximum | North America
Leases
Incremental borrowing rates for leases	9.22%	8.86%
Maximum | Eurasia
Leases
Incremental borrowing rates for leases	14.89%	11.73%